Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table provides details of the reinsurance recoverables balance as of December 31:

	2016	2015
Ceded future policyholder benefits and expense	$289,303	$213,792
Ceded unearned premium	3,158	3,743
Ceded claims and benefits payable	95,936	41,266
Ceded paid losses	476	1,480
Total	$388,873	$260,281

Schedule of Reinsurance Recoverable Grouped by A.M. Best Rating
The following table provides the reinsurance recoverable as of December 31, 2016 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$283,676	$3,158	$95,740	$575	$383,149
A or A–	5,627	—	—	—	5,627
Not rated	—	—	196	(85)	111
Total	289,303	3,158	95,936	490	388,887
Less: Allowance	—	—	—	(14)	(14)
Net Reinsurance recoverable	$289,303	$3,158	$95,936	$476	$388,873

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2016			2015			2014
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$9,350	$15,426	$24,776	$9,070	$17,273	$26,343	$8,254	$18,990	$27,244
Premiums assumed	10	2,556	2,566	—	5,251	5,251	295	5,458	5,753
Premiums ceded	(9,350)	(13,473)	(22,823)	(9,070)	(855)	(9,925)	(8,254)	(1,041)	(9,295)
Net earned premiums	$10	$4,509	$4,519	$—	$21,669	$21,669	$295	$23,407	$23,702
Direct policyholder benefits	$92,112	$9,030	$101,142	$20,437	$10,967	$31,404	$80,833	$12,604	$93,437
Policyholder benefits assumed	217	1,823	2,040	21	6,077	6,098	258	3,911	4,169
Policyholder benefits ceded	(92,320)	(7,825)	(100,145)	(20,437)	(738)	(21,175)	(80,833)	(832)	(81,665)
Net policyholder benefits	$9	$3,028	$3,037	$21	$16,306	$16,327	$258	$15,683	$15,941